Operating Segments - Details by reporting segment (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2020 KRW (₩)
Inter segment transaction [Line Items]
Net Interest income		₩ 8,742,540		$ 6,771,913	₩ 8,696,579		₩ 6,985,721
Non-interest income(expense)		1,094,838			1,149,107		1,358,277
Impairment losses due to credit loss		(1,894,916)		(1,467,789)	(885,272)		(536,838)
General and administrative expense		(4,443,433)		(3,441,854)	(4,529,890)		(4,147,411)
Net operating income (expense)		3,499,029		2,710,324	4,430,524		3,659,749
Other non-operating income (expense)		(91,407)		(70,803)	47,050		(34,900)
Share of gain (loss) of associates		109,831		85,074	69,996		62,196
Non-operating income (expense)		18,424		14,271	117,046		27,296
Net income (expense) before tax		3,517,453		2,724,595	4,547,570		3,687,045
Tax expenses		(890,559)		(689,821)	(1,178,496)		(924,766)
Total assets		498,004,936			480,474,396		447,183,871		$ 385,751,305
Net income (loss)		2,626,894		$ 2,034,774	3,369,074		2,762,279
Investment in associate		1,795,370			1,305,636		1,335,167		1,390,682	₩ 993,291
Other assets		496,209,566			479,168,760		445,848,704
Total liabilities		464,607,446			448,847,054		418,378,768		$ 359,881,832
Banking
Inter segment transaction [Line Items]
Net Interest income		6,535,929			6,603,834		5,158,078
Non-interest income(expense)		1,475,139			1,520,576		1,661,903
Impairment losses due to credit loss		(894,827)			(426,552)		(140,574)
General and administrative expense		(3,799,282)			(3,914,672)		(3,606,715)
Net operating income (expense)		3,316,959			3,783,186		3,072,692
Other non-operating income (expense)		(76,312)			67,759		(19,654)
Share of gain (loss) of associates		88,788			73,958		60,049
Non-operating income (expense)		12,476			141,717		40,395
Net income (expense) before tax		3,329,435			3,924,903		3,113,087
Tax expenses		(814,354)			(976,402)		(773,073)
Total assets		458,017,067			443,340,979		415,976,627
Net income (loss)		2,515,081			2,948,501		2,340,014
Investment in associate		1,029,697			917,581		858,706
Other assets		456,987,370			442,423,398		415,117,921
Total liabilities		431,313,615			417,583,793		391,360,200
Credit Card
Inter segment transaction [Line Items]
Net Interest income		667,053			675,250		606,506
Non-interest income(expense)		121,593			110,888		63,839
Impairment losses due to credit loss		(355,879)			(238,607)		(164,097)
General and administrative expense		(285,308)			(262,525)		(225,175)
Net operating income (expense)		147,459			285,006		281,073
Other non-operating income (expense)		(4,163)			(6,373)		(7,936)
Share of gain (loss) of associates		0			0		0
Non-operating income (expense)		(4,163)			(6,373)		(7,936)
Net income (expense) before tax		143,296			278,633		273,137
Tax expenses		(31,232)			(73,869)		(72,411)
Total assets		17,491,193			16,118,967		14,116,832
Net income (loss)		112,064			204,764		200,726
Investment in associate		0			0		0
Other assets		17,491,193			16,118,967		14,116,832
Total liabilities		14,830,408			13,692,456		11,858,065
Capital
Inter segment transaction [Line Items]
Net Interest income		324,013			376,133		315,600
Non-interest income(expense)		129,347			83,428		95,297
Impairment losses due to credit loss		(188,682)			(107,906)		(122,089)
General and administrative expense		(96,469)			(99,872)		(99,048)
Net operating income (expense)		168,209			251,783		189,760
Other non-operating income (expense)		(2,106)			(1,835)		(16,943)
Share of gain (loss) of associates		395			1,430		1,000
Non-operating income (expense)		(1,711)			(405)		(15,943)
Net income (expense) before tax		166,498			251,378		173,817
Tax expenses		(38,662)			(68,050)		(33,238)
Total assets		12,417,338			12,581,473		10,259,868
Net income (loss)		127,836			183,328		140,579
Investment in associate		34,613			40,987		12,403
Other assets		12,382,725			12,540,486		10,247,465
Total liabilities		10,796,683			11,040,754		9,073,104
Investment banking
Inter segment transaction [Line Items]
Net Interest income		100,041			117,867		108,321
Non-interest income(expense)		44,595			82,885		49,419
Impairment losses due to credit loss		(160,182)			(16,491)		(1,885)
General and administrative expense		(51,496)			(61,631)		(51,490)
Net operating income (expense)		(67,042)			122,630		104,365
Other non-operating income (expense)		(990)			(1,399)		(660)
Share of gain (loss) of associates		236			334		750
Non-operating income (expense)		(754)			(1,065)		90
Net income (expense) before tax		(67,796)			121,565		104,455
Tax expenses		14,423			(29,771)		(24,531)
Total assets		6,375,625			5,657,191		5,159,742
Net income (loss)		(53,373)			91,794		79,924
Investment in associate		4,783			6,548		8,846
Other assets		6,370,842			5,650,643		5,150,896
Total liabilities		5,273,890			4,982,410		4,559,856
Others
Inter segment transaction [Line Items]
Net Interest income		115,089	[1]		73,800	[2]	29,515	[2]
Non-interest income(expense)		2,011,486	[1]		1,750,203	[2]	1,111,422	[2]
Impairment losses due to credit loss		(119,684)	[1]		(38,319)	[2]	(19,601)	[2]
General and administrative expense		(556,427)	[1]		(493,502)	[2]	(440,601)	[2]
Net operating income (expense)		1,450,464	[1]		1,292,182	[2]	680,735	[2]
Other non-operating income (expense)		(972)	[1]		(2,386)	[2]	(1,071)	[2]
Share of gain (loss) of associates		3,373	[1]		2,173	[2]	4,390	[2]
Non-operating income (expense)		2,401	[1]		(213)	[2]	3,319	[2]
Net income (expense) before tax		1,452,865	[1]		1,291,969	[2]	684,054	[2]
Tax expenses		(31,833)	[1]		(26,739)	[2]	(16,799)	[2]
Total assets		29,725,013	[1]		28,059,619	[2]	25,627,649	[2]
Net income (loss)		1,421,032	[1]		1,265,230	[2]	667,255	[2]
Investment in associate		23,882,409	[1]		22,427,853	[2]	22,165,895	[2]
Other assets		5,842,604	[1]		5,631,766	[2]	3,461,754	[2]
Total liabilities		4,424,086	[1]		4,146,997	[2]	3,284,269	[2]
Reporting segment total
Inter segment transaction [Line Items]
Net Interest income		7,742,125			7,846,884		6,218,020
Non-interest income(expense)		3,782,160			3,547,980		2,981,880
Impairment losses due to credit loss		(1,719,254)			(827,875)		(448,246)
General and administrative expense		(4,788,982)			(4,832,202)		(4,423,029)
Net operating income (expense)		5,016,049			5,734,787		4,328,625
Other non-operating income (expense)		(84,543)			55,766		(46,264)
Share of gain (loss) of associates		92,792			77,895		66,189
Non-operating income (expense)		8,249			133,661		19,925
Net income (expense) before tax		5,024,298			5,868,448		4,348,550
Tax expenses		(901,658)			(1,174,831)		(920,052)
Total assets		524,026,236			505,758,229		471,140,718
Net income (loss)		4,122,640			4,693,617		3,428,498
Investment in associate		24,951,502			23,392,969		23,045,850
Other assets		499,074,734			482,365,260		448,094,868
Total liabilities		466,638,682			451,446,410		420,135,494
Other Adjustments
Inter segment transaction [Line Items]
Net Interest income	[3]	79,401			34,307		9,938
Non-interest income(expense)	[3]	14,475			17,498		16,431
Impairment losses due to credit loss	[3]	0			0		0
General and administrative expense	[3]	(823)			(409)		(256)
Net operating income (expense)	[3]	93,053			51,396		26,113
Other non-operating income (expense)	[3]	3,153			2,371		2,956
Share of gain (loss) of associates	[3]	(143)			(182)		51
Non-operating income (expense)	[3]	3,010			2,189		3,007
Net income (expense) before tax	[3]	96,063			53,585		29,120
Tax expenses	[3]	0			0		0
Total assets	[3]	2,846,897			2,019,322		1,101,162
Net income (loss)	[3]	96,063			53,585		29,120
Investment in associate	[3]	26,302			29,658		35,134
Other assets	[3]	2,820,595			1,989,664		1,066,028
Total liabilities	[3]	118,442			50,762		54,595
Internal Adjustments
Inter segment transaction [Line Items]
Net Interest income		917,949	[4]		817,543	[5]	758,559	[6]
Non-interest income(expense)		(740,918)	[4]		(761,029)	[5]	(670,230)	[6]
Impairment losses due to credit loss		(177,384)	[4]		(57,992)	[5]	(89,683)	[6]
General and administrative expense		0	[4]		0	[5]	0	[6]
Net operating income (expense)		(353)	[4]		(1,478)	[5]	(1,354)	[6]
Other non-operating income (expense)		353	[4]		1,478	[5]	1,354	[6]
Share of gain (loss) of associates		0	[4]		0	[5]	0	[6]
Non-operating income (expense)		353	[4]		1,478	[5]	1,354	[6]
Net income (expense) before tax		0	[4]		0	[5]	0	[6]
Tax expenses		0	[4]		0	[5]	0	[6]
Total assets		0	[4]		0	[5]	0	[6]
Net income (loss)		0	[4]		0	[5]	0	[6]
Investment in associate		0	[4]		0	[5]	0	[6]
Other assets		0	[4]		0	[5]	0	[6]
Total liabilities		0	[4]		0	[5]	0	[6]
Consolidated Adjustments
Inter segment transaction [Line Items]
Net Interest income		3,065	[7]		(2,155)	[8]	(796)	[9]
Non-interest income(expense)		(1,960,879)	[7]		(1,655,342)	[8]	(969,804)	[9]
Impairment losses due to credit loss		1,722	[7]		595	[8]	1,091	[9]
General and administrative expense		346,372	[7]		302,721	[8]	275,874	[9]
Net operating income (expense)		(1,609,720)	[7]		(1,354,181)	[8]	(693,635)	[9]
Other non-operating income (expense)		(10,370)	[7]		(12,565)	[8]	7,054	[9]
Share of gain (loss) of associates		17,182	[7]		(7,717)	[8]	(4,044)	[9]
Non-operating income (expense)		6,812	[7]		(20,282)	[8]	3,010	[9]
Net income (expense) before tax		(1,602,908)	[7]		(1,374,463)	[8]	(690,625)	[9]
Tax expenses		11,099	[7]		(3,665)	[8]	(4,714)	[9]
Total assets		(28,868,197)	[7]		(27,303,155)	[8]	(25,058,009)	[9]
Net income (loss)		(1,591,809)	[7]		(1,378,128)	[8]	(695,339)	[9]
Investment in associate		(23,182,434)	[7]		(22,116,991)	[8]	(21,745,817)	[9]
Other assets		(5,685,763)	[7]		(5,186,164)	[8]	(3,312,192)	[9]
Total liabilities		₩ (2,149,678)	[7]		₩ (2,650,118)	[8]	₩ (1,811,321)	[9]

[1]	Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.
[2]	Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute.
[3]	Other segments includes the funds subject to Group’s consolidation not included in the reporting segment.
[4]	Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 464,213 million and fund contribution fees of KRW 453,805 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards
[5]	Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 423,834 million and fund contribution fees of KRW 402,057 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards
[6]	Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 406,276 million and fund contribution fees of KRW 367,961 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards
[7]	Consolidation adjustments include the elimination of KRW 343,810 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 1,482,956 million of dividends received by the holding company from its subsidiaries.
[8]	Consolidation adjustments include the elimination of KRW 300,297 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 1,272,393 million of dividends received by the holding company from its subsidiaries.
[9]	Consolidation adjustments include the elimination of KRW 274,768 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 692,605 million of dividends received by the holding company from its subsidiaries.